LEASES - Additional information (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jul. 01, 2019 CNY (¥)	Jul. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets (including 352,775 and 119,029 ($18,423) from a related party as of June 30, 2021 and December 31, 2021, respectively)	¥ 6,084,606	$ 956,486	¥ 7,925,930
Operating Lease, liabilities	¥ 6,207,561	$ 975,814	¥ 7,018,933
ASU 2016-02 | Restatement
Lessee, Lease, Description [Line Items]
Operating lease right-of-use assets (including 352,775 and 119,029 ($18,423) from a related party as of June 30, 2021 and December 31, 2021, respectively)				¥ 1,228,963	$ 193,190
Operating Lease, liabilities				¥ 1,228,963	$ 193,190
Minimum
Lessee, Lease, Description [Line Items]
Lease term	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lease term	3 years	3 years